Transactions with Related Parties (Details Narrative)		3 Months Ended			6 Months Ended			7 Months Ended				8 Months Ended		11 Months Ended	12 Months Ended
	Sep. 08, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jul. 13, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Aug. 15, 2022 USD ($)	Jul. 26, 2022 USD ($)	Jul. 31, 2021 USD ($)	Jul. 30, 2021 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	Dec. 02, 2019 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Sep. 13, 2022 shares	Jan. 03, 2022 shares	Jul. 12, 2021 USD ($)
Related Party Transaction [Line Items]
Direct Operating Costs		$ 30,040,000	$ 29,232,000		$ 58,502,000		$ 55,147,000
General and Administrative Expense		9,340,000	8,544,000		15,905,000		15,363,000
Due to Affiliate, Current		45,095,000			45,095,000										$ 21,028,000
Proceeds from Sale of Property, Plant, and Equipment					0		137,016,000
Repayments of Debt					77,704,000
Long-Term Debt, Gross		1,291,431,000			1,291,431,000										1,405,814,000
Convertible Debenture, outstanding balance		47,637,000			47,637,000										$ 0
Nonoperating, other finance cost		$ 0	0		$ (24,000,000)		$ 0
Common Stock, Shares, Outstanding | shares		25,238,591			25,238,591										25,198,620
Convertible Debenture [Member]
Related Party Transaction [Line Items]
Convertible Debenture, outstanding balance		$ 47,637,000			$ 47,637,000
Convertible conversion ratio															4.00%
Number of trading days					36
Nonoperating, other finance cost															$ 24,000,000
Debt Instrument, Convertible, Terms of Conversion Feature															five years
Convertible Debenture [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Convertible conversion ratio					5.00%
Convertible Debenture [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Convertible conversion ratio					10.00%
Common Stock [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding | shares		25,238,591			25,238,591										25,198,620
Series I Preferred Stock [Member] | Convertible Debenture [Member]
Related Party Transaction [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion | shares																		1,000
Common Stock, Shares, Outstanding | shares		9,133,147			9,133,147												29,754,721
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 3.93			$ 3.93
Grimaud Loan [Member]
Related Party Transaction [Line Items]
Line of credit facility initiation date					April 25, 2019
Revolving loan facility maximum borrowing capacity		$ 50,000,000			$ 50,000,000
Description of scope, credit facility					to be used for general corporate purposes, including the repurchase of 2022 Notes.
Description of collateral					This credit facility was secured by any 2022 Notes purchased by Navios Holdings with these funds.
Line Credit Facility Arrangement Fees					$ 500,000
Line of Credit Facility, Increase (Decrease), Net														$ 20,000,000
Line of Credit Facility, Interest Rate at Period End		10.00%			10.00%
Maturity date					December 2024
Amended Grimaud Loan [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate at Period End		13.00%			13.00%
Supplemental Grimaud Loan [Member]
Related Party Transaction [Line Items]
Line of credit facility initiation date					June 30, 2021
Prepayments of debt						$ 7,500,000
Supplemental Grimaud Loan [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued | shares						9,301,542
Midstream General Partner Option Agreement [Member]
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Description					Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of June 30, 2022, Navios Holdings had not exercised any part of that option.
Navios Centaurus [Member]
Related Party Transaction [Line Items]
Year built				2012
Vessel type				Panamax
Vessel Capacity				81,472
Navios Avior [Member]
Related Party Transaction [Line Items]
Year built				2012
Vessel type				Panamax
Vessel Capacity				81,355
Navios Centaurus and Navios Avior [Member]
Related Party Transaction [Line Items]
Sale price				$ 39,250,000
Navios Ray [Member]
Related Party Transaction [Line Items]
Year built							2012
Vessel type							Capesize
Vessel Capacity							179,515
Navios Bonavis [Member]
Related Party Transaction [Line Items]
Year built							2009
Vessel type							Capesize
Vessel Capacity							180,022
Navios Ray And Navios Bonavis [Member]
Related Party Transaction [Line Items]
Sale price			58,000,000				$ 58,000,000
Navios Koyo [Member]
Related Party Transaction [Line Items]
Year built							2011
Vessel type							Capesize
Sale price			28,500,000				$ 28,500,000
Proceeds from Sale of Property, Plant, and Equipment							8,500,000
Navios Azimuth [Member]
Related Party Transaction [Line Items]
Year built										2011
Vessel type										Capesize
Vessel Capacity										179,169
Sale price										$ 30,000,000
Navios Partners Guarantee [Member]
Related Party Transaction [Line Items]
Guarantee Initiation Date					November 2012
Repayment date					April 2021
Liability for Unpaid Claims and Claims Adjustment Expense, Claims Paid					$ 5,000,000
First Year [Member] | Grimaud Loan [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate During Period					12.75%
Second Year [Member] | Grimaud Loan [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate During Period					14.75%
NSM Loan [Member]
Related Party Transaction [Line Items]
Revolving loan facility maximum borrowing capacity		$ 141,795,000			$ 141,795,000
Debt Instrument, Issuance Date					Aug. 29, 2019
Description of the facility's collateral					The Company’s obligations under the NSM Loan were guaranteed by substantially the same subsidiaries that guaranteed the 2022 Notes and secured by assets of the Company that did not secure the 2022 Notes or the 2022 Senior Secured Notes.
Repayments of Debt																$ 47,000,000
Repayment frequency					quarterly
Line of Credit Facility, Frequency of Payment and Payment Terms					In certain cases, principal payments could be deferred provided that no more than $20,000 of deferral may be outstanding during the first or second year and $10,000 outstanding in the third year.
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		5.00%			5.00%
Interest rate for deferred principal amounts		7.00%			7.00%
Line of Credit Facility, Expiration Period					5 years
Limited Partners' Capital Account, Units Outstanding | shares		2,072,121			2,072,121
$50.0 million NSM Loan [Member]
Related Party Transaction [Line Items]
Line of credit facility initiation date					June 2020
Revolving loan facility maximum borrowing capacity		$ 50,000,000			$ 50,000,000
Description of scope, credit facility					to be used for general corporate purposes
Repayment frequency					quarterly
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		5.00%			5.00%
Interest rate for deferred principal amounts		7.00%			7.00%
Number of repayment installments					18
Long-Term Debt, Gross																			$ 39,735,000
$115.0 million NSM Loan [Member]
Related Party Transaction [Line Items]
Line of credit facility initiation date					June 2021
Revolving loan facility maximum borrowing capacity		$ 115,000,000			$ 115,000,000
Description of scope, credit facility					to refinance $39,736 being the outstanding balance under the $50.0 million NSM Loan described above (“Tranche A”), (ii) to redeem amount of $70,000 of 2022 Senior Secured Notes and (iii) to be used for general corporate purposes (“Tranche B”) (the “$115.0 million NSM Loan”).
Amount drawn down		115,000,000			$ 115,000,000
Drawn down date					July 12, 2021
Debt Issuance Costs, Net		$ 875,000			$ 875,000
$115.0 million NSM Loan [Member] | Tranche A [Member]
Related Party Transaction [Line Items]
Maturity date					November 30, 2024
Number of repayment installments					14
Line of Credit Facility, Frequency of Payments					quarterly
Line of Credit Facility, Periodic Payment					$ 2,838,000
$115.0 million NSM Loan [Member] | Tranche B [Member]
Related Party Transaction [Line Items]
Maturity date					February 28, 2023
Number of repayment installments					7
Line of Credit Facility, Frequency of Payments					quarterly
$115.0 million NSM Loan [Member] | Tranche A and B [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Frequency of Payments					quarterly
Debt Instrument, Interest Rate, Stated Percentage		10.50%			10.50%
$115.0 million NSM Loan [Member] | First Two Installments [Member] | Tranche B [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Periodic Payment					$ 22,632,000
$115.0 million NSM Loan [Member] | Remaining Installments [Member] | Tranche B [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Periodic Payment					$ 6,000,000
$115.0 million NSM Loan [Member] | Payment Deferral [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		12.00%			12.00%
Debt instrument, maximum deferred discount amortization period					90 days
NSM Loan I [Member]
Related Party Transaction [Line Items]
Line of credit facility initiation date					December 2021
Revolving loan facility maximum borrowing capacity		$ 127,632,000			$ 127,632,000
Description of the facility's collateral					The Company’s obligations under the NSM Loan I were guaranteed by 2,072,121 common units in Navios Partners.
Line of Credit Facility, Expiration Period					4 years
Limited Partners' Capital Account, Units Outstanding | shares		2,072,121			2,072,121
Long-Term Debt, Gross		$ 127,632,000			$ 127,632,000
Line of Credit Facility, Frequency of Payments					quarterly
Line of Credit Facility, Periodic Payment					$ 5,000,000
Number of loan tranches		2			2
NSM Loan I [Member] | Convertible Debenture [Member]
Related Party Transaction [Line Items]
Convertible Debenture, outstanding balance		$ 11,204,000			$ 11,204,000
Convertible conversion ratio					18.00%
NSM Loan I [Member] | Tranche A [Member]
Related Party Transaction [Line Items]
Revolving loan facility maximum borrowing capacity		48,573,000			$ 48,573,000
NSM Loan I [Member] | Tranche B [Member]
Related Party Transaction [Line Items]
Revolving loan facility maximum borrowing capacity		79,059,000			$ 79,059,000
NSM Loan I [Member] | Until the 2022 Senior Secured Notes are repaid [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate Description					18%
NSM Loan I [Member] | When paid in form of Convertible Debenture for the first 18 months [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate Description					16.5%
NSM Loan I [Member] | When paid in form of cash [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate Description					13.5%
NSM Loan II [Member]
Related Party Transaction [Line Items]
Line of credit facility initiation date					December 2021
Revolving loan facility maximum borrowing capacity		135,000,000			$ 135,000,000
Line of Credit Facility, Expiration Period					4 years
Long-Term Debt, Gross		$ 135,000,000			$ 135,000,000
Line of Credit Facility, Frequency of Payments					quarterly
Line of Credit Facility, Periodic Payment					$ 5,000,000
Number of loan tranches		2			2
NSM Loan II [Member] | Convertible Debenture [Member]
Related Party Transaction [Line Items]
Convertible Debenture, outstanding balance		$ 11,850,000			$ 11,850,000
Convertible conversion ratio					18.00%
NSM Loan II [Member] | Tranche A [Member]
Related Party Transaction [Line Items]
Revolving loan facility maximum borrowing capacity		64,059,000			$ 64,059,000
NSM Loan II [Member] | Tranche B [Member]
Related Party Transaction [Line Items]
Revolving loan facility maximum borrowing capacity		70,941,000			$ 70,941,000
NSM Loan II [Member] | Until the 2022 Senior Secured Notes are repaid [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate Description					18%
NSM Loan II [Member] | When paid in form of cash [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate Description					13.5%
NSM Loan II [Member] | When paid in PIK Interest [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Interest Rate Description					16.5%
NSM Loan I & II [Member] | Convertible Debenture [Member]
Related Party Transaction [Line Items]
Convertible conversion ratio					18.00%
Prepayment fee					$ 61,730,000
Four Percent PIK [Member] | Convertible Debenture [Member]
Related Party Transaction [Line Items]
Convertible Debenture, outstanding balance		$ 583,000			$ 583,000
Convertible conversion ratio					4.00%
NSM [Member] | Management Agreement [Member]
Related Party Transaction [Line Items]
Ratio of management services fee	$ 3,900											$ 3,800	$ 3,700
NSM [Member] | Management Agreement [Member] | Automatic Extension [Member]
Related Party Transaction [Line Items]
Duration of management fees agreement		five years			five years
Navios Partners [Member]
Related Party Transaction [Line Items]
Number of vessels to be sold									36
Proceeds from Sale of Property, Plant, and Equipment									$ 835,000,000
Navios Partners [Member] | Tranche A [Member]
Related Party Transaction [Line Items]
Number of vessels to be sold									15
Navios Partners [Member] | Tranche B [Member]
Related Party Transaction [Line Items]
Number of vessels to be sold									21
Navios Partners [Member] | NSM Loan [Member]
Related Party Transaction [Line Items]
Repayments of Debt									$ 262,632,000
Navios Partners [Member] | NSM Loan I & II [Member]
Related Party Transaction [Line Items]
Repayments of Debt									$ 262,632,000
Navios Partners [Member] | $50.0 million NSM Loan [Member] | First Priority Mortgage [Member]
Related Party Transaction [Line Items]
Description of the facility's collateral					The Company’s obligations under the $50.0 million NSM Loan were guaranteed by first priority security interests in a vessel, as well as pledge of certain 2022 Notes due 2022 owned by Navios Holdings and 40,587 common units in Navios Partners.
Limited Partners' Capital Account, Units Outstanding | shares		40,587			40,587
Navios Partners [Member] | $115.0 million NSM Loan [Member] | First Priority Mortgage [Member]
Related Party Transaction [Line Items]
Description of the facility's collateral					The Company’s obligations under the $115.0 million NSM Loan were guaranteed by first priority security interests in a vessel, as well as pledge of certain 2022 Notes owned by Navios Holdings and 40,587 common units in Navios Partners and a second priority pledge in the Navios Logistics’ shares, 1,070,491 common units in Navios Partners and second priority pledge over the collateral securing the NSM Loan.
Limited Partners' Capital Account, Units Outstanding | shares		40,587			40,587
Navios Partners [Member] | $115.0 million NSM Loan [Member] | Second Priority Mortgage [Member]
Related Party Transaction [Line Items]
Limited Partners' Capital Account, Units Outstanding | shares		1,070,491			1,070,491
Navios Partners [Member] | NSM Loan II [Member] | First Priority Mortgage [Member]
Related Party Transaction [Line Items]
Description of the facility's collateral					The Company’s obligations under the NSM Loan II were guaranteed by 40,587 common units in Navios Partners, a second priority pledge in the Navios Logistics’ shares, 1,070,491 common units in Navios Partners, and a second priority pledge over the collateral securing the NSM Loan I.
Limited Partners' Capital Account, Units Outstanding | shares		40,587			40,587
Navios Partners [Member] | NSM Loan II [Member] | Second Priority Mortgage [Member]
Related Party Transaction [Line Items]
Limited Partners' Capital Account, Units Outstanding | shares		1,070,491			1,070,491
NSM [Member]
Related Party Transaction [Line Items]
Due to Affiliate, Current		$ 45,095,000			$ 45,095,000										$ 21,028,000
NSM [Member] | Management Agreement [Member]
Related Party Transaction [Line Items]
Management Agreement Initiation Date					August 29, 2019
Duration of management fees agreement		five years			five years
Termination date of agreement					August 29, 2024
Management Fee Expense		$ 8,697,000	9,794,000		$ 17,297,000		20,365,000
Direct Operating Costs		$ 550,000	169,000		1,656,000		171,000
NSM [Member] | Management Agreement [Member] | Chartered-in vessels [Member]
Related Party Transaction [Line Items]
Ratio of management services fee					$ 30.00
NSM [Member] | Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Termination date of agreement					August 29, 2024
Adrninistrative Services Agreement Initiation Date					August 29, 2019
Duration of administrative services agreement		five years			five years
General and Administrative Expense		$ 1,932,000	2,168,000		$ 3,843,000		4,508,000
NSM [Member] | Administrative Services Agreement [Member] | Navios Logistics [Member]
Related Party Transaction [Line Items]
General and Administrative Expense		$ 286,000	$ 286,000		$ 572,000		$ 572,000
NSM [Member] | Administrative Services Agreement [Member] | Automatic Extension [Member]
Related Party Transaction [Line Items]
Duration of administrative services agreement		five years			five years
Navios Logistics [Member] | Grimaud [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Number of repayment installments											4
Line of Credit Facility, Frequency of Payments											semi-annual
Origination of Notes Receivable from Related Parties											$ 20,000,000
Repayment of Notes Receivable from Related Parties								$ 10,000,000